SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Aggregate Balances of the VIE
The aggregate balances of the VIE included in the accompanying Consolidated Balance Sheets and Consolidated Statements of Operations were as follows below as of and for the years ended December 31, 2024 and 2023 (in thousands):

	December 31,
	2024	2023
Current Assets	$306	$181
Non-Current Assets	4,333	4,216
Total Assets	$4,639	$4,397

Current Liabilities	$33	$2
Non-Current Liabilities	234	238
Total Liabilities	$267	$240

Revenues, Net	$240	$240
Net Income Attributable to Non-Controlling Interest	$129	$140